Provisions for Liabilities - Summary of Provisions for Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Beginning balance	€ 1,064	€ 1,060
Translation adjustment	10	(72)
Arising on acquisition	84	49
Provided during year	228	266
Utilised during year	(160)	(154)
Disposed during year	(3)	(1)
Reversed unused	(157)	(108)
Discount unwinding	21	24
Ending balance	1,087	1,064	€ 1,060
Non-current liabilities	719	693	693	€ 678
Current liabilities	368	371	371	€ 382
Environment and Remediation [member]
Disclosure of other provisions [line items]
Beginning balance	441	430
Translation adjustment		(25)
Arising on acquisition	75	43
Provided during year	28	27
Utilised during year	(26)	(29)
Disposed during year	(2)
Reversed unused	(43)	(14)
Discount unwinding	11	9
Ending balance	484	441	430
Insurance [member]
Disclosure of other provisions [line items]
Beginning balance	292	286
Translation adjustment	10	(28)
Arising on acquisition	7	3
Provided during year	95	101
Utilised during year	(71)	(61)
Reversed unused	(61)	(19)
Discount unwinding	7	10
Ending balance	279	292	286
Rationalisation and Redundancy [member]
Disclosure of other provisions [line items]
Beginning balance	25	23
Provided during year	30	32	23
Utilised during year	(31)	(27)
Reversed unused	(1)	(3)
Ending balance	23	25	23
Other Provision [member]
Disclosure of other provisions [line items]
Beginning balance	306	321
Translation adjustment		(19)
Arising on acquisition	2	3
Provided during year	75	106
Utilised during year	(32)	(37)
Disposed during year	(1)	(1)
Reversed unused	(52)	(72)
Discount unwinding	3	5
Ending balance	€ 301	€ 306	€ 321